Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2021	2020
	€ in thousands
Cash	31,771	37,887
On call deposits	9,458	28,958
Cash and cash equivalents	41,229	66,845

Cash and cash equivalents in the statement of cash flows	41,229	66,845